EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share
1.	Numerator:

	Six months ended June 30,
	2023	2022

Numerator for basic and diluted earnings (losses) per share -
Net income (loss) available to holders of ordinary shares	$9,905	$(2,028)

2.	Denominator:

	Six months ended June 30,
	2023	2022

Denominator for basic diluted earnings (losses) per share -
Weighted average number of shares	56,615,714	56,574,296
Add - stock options	6,490	-
Denominator for diluted earnings (losses) per share - adjusted	56,622,204	56,574,296